STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION

NOTE 8 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2015 and 2014: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, 75% to 79% in 2015 and between 70.25% to 109% in 2014, risk-free interest rate between 1.44% to 1.70% in 2015 and between 0.58% to 2.08% in 2014 and expected option life of 5 to 5.75 years in 2015 and 2.13 to 7.25 years in 2014.

As of December 31, 2015, there was $209,618 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through August 2018.

The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2015 and 2014:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16
Granted	5,257,600	$0.72 - $1.25	$1.07
Expired	(10,000)	$1.25	$1.25
Forfeited	(125,000)	$0.92 - $1.03	$0.93
Exercised	(449,000)	$0.25 - $0.345	$0.34
Outstanding, December 31, 2014	11,819,600	$0.25 - $1.75	$1.15

Granted	9,746,267	$0.67 - $1.02	$0.81
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(200,000)	$0.92 - $1.16	$1.01
Exercised	—
Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92
Exercisable, December 31, 2015	18,006,488	$0.63 - $1.69	$0.92

The aggregate intrinsic value of options and warrants outstanding and exercisable as of December 31, 2015 was $0. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $.585 for our common stock on December 31, 2015. The total intrinsic value of options and warrants exercised during the year ended December 31, 2014 was $232,139. No options or warrants were exercised during 2015.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2015	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.69	18,006,488	4.86 Years	$0.92